Debt - Extinguishment of Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended
	Feb. 28, 2013	Dec. 02, 2010	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Feb. 13, 2013 2014 convertible senior notes [Member]	Feb. 12, 2013 2014 convertible senior notes [Member]	Dec. 02, 2010 2014 convertible senior notes [Member] Exchanged [Member]	Dec. 02, 2010 2014 convertible senior notes [Member] Repurchased [Member]	Dec. 02, 2010 2013 convertible senior notes [Member] Repurchased [Member]
Extinguishment of Debt [Line Items]
Extinquishment of Debt, Amount						$ 464		$ 175	$ 176	$ 91
Repayments of convertible debt						477			171	166
Long-term Debt, Gross			6,037	3,262			431
Debt Instrument, Unamortized Discount							33
Additional paid in capital equity component of convertible debt							15
Gain (Loss) on extinguishment of debt	(31)	(111)	(31)	0	(113)	(31)		(15)	(17)	(79)
Fair Value of the Debt Component of Convertible Debt Instrument							$ 462